Credit Facilities and Commercial Paper (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
		Feb. 02, 2015	Sep. 30, 2017	Dec. 31, 2017	Feb. 20, 2018	Dec. 31, 2016
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding				$ 0		$ 93
Williams Partners L.P. [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding				0
Williams Companies Inc [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 1,500		1,500
Credit facility, loans outstanding				270		775
Additional amount by which credit facility can be increased		$ 500
Maximum ratio of debt to EBITDA		5
Maximum ratio of debt to EBITDA after acquisition		5.5
Williams Companies Inc [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding					$ 0
Williams Companies Inc [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 50
Williams Companies Inc [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		675
Williams Companies Inc [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding				13
Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		3,500		3,500 [1]
Credit facility, loans outstanding	[1]			$ 0
Additional amount by which credit facility can be increased		$ 500
Maximum ratio of debt to EBITDA		5.00
Williams Partners L.P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding					$ 0
Williams Partners L.P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.00%
Williams Partners L.P. [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 150
Williams Partners L.P. [Member] | Commercial paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		3,000
Commercial paper, outstanding						$ 93
Commercial paper, weighted average interest rate						1.06%
Commercial paper, maximum maturity				397 days
Williams Partners L.P. [Member] | Letters of credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,125
Williams Partners L.P. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding				$ 1
Transcontinental Gas Pipe Line Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 500
Commercial paper, maximum maturity			35 years
Maximum ratio of debt to capitalization		65.00%
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		$ 500
Maximum ratio of debt to capitalization		65.00%
Acquisition [Member] | Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA after acquisition		5.5

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.